Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Benefit obligations and funded status for the Company's Pension and SERP Plans

A summary of the benefit obligations and funded status for the Company’s Pension and SERP Plans at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation, beginning of year	$39,682	$42,245	$73,840	$61,079
Service cost	1,315	1,169	5,197	4,661
Interest cost	2,159	2,051	3,434	3,728
Curtailment	—	(7,407)	—	—
Plan amendment	—	—	—	(24)
Actuarial loss	8,480	2,082	5,225	4,396
Benefits paid	(524)	(458)	(1,546)	—

Benefit obligation, end of year	51,112	39,682	86,150	73,840

Change in plan assets:
Fair value of assets, beginning of year	34,354	28,583	—	—
Actual return on plan assets	(536)	3,895	—	—
Employer contributions	1,758	2,334	—	—
Benefits paid	(524)	(458)	—	—

Fair value of assets, end of year	35,052	34,354	—	—

Unfunded status	$(16,060)	$(5,328)	$(86,150)	$(73,840)

Summary of consolidated balance sheets

A summary of the amounts recognized in the accompanying consolidated balance sheets at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Noncurrent asset	$—	$—	$—	$—
Current liability	—	—	(1,191)	(1,546)
Noncurrent liability	(16,060)	(5,328)	(84,959)	(72,294)

Net amount recognized in the consolidated balance sheets	$(16,060)	$(5,328)	$(86,150)	$(73,840)

Summary of AOCL

A summary of the amounts recognized in AOCL at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Prior service (credit) cost	$(1,076)	$(1,217)	$7,084	$8,781
Net actuarial loss	13,260	1,474	23,779	20,087

Total amount recognized in AOCL	$12,184	$257	$30,863	$28,868

Plans' benefit obligation in excess of the fair value of plan assets

A summary of the plans’ benefit obligation in excess of the fair value of plan assets at December 31, 2011 and 2010 follows (in thousands):

	Pension Plan		SERP
	2011	2010	2011	2010
Projected benefit obligation	$51,112	$39,682	$86,150	$73,840
Accumulated benefit obligation	50,745	39,380	66,172	47,304
Fair value of plan assets	35,052	34,354	—	—

Weighted-average assumptions to determine benefit obligations

A summary of the weighted-average assumptions used by the Company to determine benefit obligations as of December 31 follows:

	Pension Plan		SERP
	2011	2010	2011	2010
Discount rate	4.33%	5.50%	4.00%	4.75%
Annual salary increases	4.50%	4.50%	4.00%	4.00%

Net periodic cost and other amounts recognized in OCI

A summary of net periodic cost and other amounts recognized in OCI for the years ended December 31, 2011, 2010 and 2009 follows (in thousands):

	Pension Plan			SERP
	2011	2010	2009	2011	2010	2009
Service cost	$1,315	$1,169	$3,886	$5,197	$4,661	$4,437
Interest cost	2,159	2,051	2,200	3,434	3,728	2,469
Expected return on plan assets	(2,771)	(2,497)	(1,683)	—	—	—
Amortization of unrecognized prior service (credit) cost	(141)	(38)	689	1,696	1,697	1,704
Amortization of net loss	—	—	426	1,533	1,459	1
Curtailment credit	—	(1,910)	—	—	—	—

Net periodic cost	562	(1,225)	5,518	11,860	11,545	8,611

Prior service (credit) cost arising during period	—	(2,770)	—	—	(24)	—
Net (gain) loss arising during period	11,787	(2,044)	(4,595)	5,225	4,396	13,028
Amortization of:
Prior service cost (credit)	141	38	(689)	(1,696)	(1,697)	(1,704)
Net actuarial gain	—	—	(426)	(1,533)	(1,459)	(1)

Total amount recognized in OCI	11,928	(4,776)	(5,710)	1,996	1,216	11,323

Total recognized in net periodic cost and OCI	$12,490	$(6,001)	$(192)	$13,856	$12,761	$19,934

Expected amortization amounts, included in net periodic cost

A summary of the expected amortization amounts to be included in net periodic cost for 2012 are as follows (in thousands):

	Pension Plan	SERP
Prior service (credit) cost	$(141)	$1,696
Actuarial loss	978	2,028

Weighted-average assumptions to determine net periodic cost

A summary of the weighted-average assumptions used by the Company to determine net periodic cost for the years ended December 31, 2011, 2010 and 2009 follows:

	Pension Plan			SERP
	2011	2010	2009	2011	2010	2009
Discount rate	5.50%	5.99%	5.96%	4.75%	6.00%	6.00%
Rate of compensation increase	4.50%	4.50%	4.00%	4.00%	5.00%	5.00%
Expected long term rate of return on assets	8.00%	8.50%	8.50%	N/A	N/A	N/A

Weighted-average asset allocations by asset category

The Company’s weighted-average asset allocations by asset category at December 31, 2011 and 2010 follows:

	Pension Plan		SERP
	2011	2010	2011	2010
Equity securities	100%	100%	N/A	N/A
Debt securities	0%	0%	N/A	N/A

Total	100%	100%	N/A	N/A

Estimated future benefit payments reflecting future service

The estimated future benefit payments reflecting future service as of December 31, 2011 for the Pension Plan and SERP plan follows (in thousands):

Year Ending	Pension Plan	SERP
2012	$1,236	$1,191
2013	1,511	1,392
2014	1,701	10,782
2015	1,820	3,365
2016	2,237	44,737
2017-2021	15,115	40,072